OTHER CURRENT ASSETS, NET (Details) (Parenthetical) $ in Thousands	5 Months Ended	12 Months Ended
	Aug. 23, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Loans to third parties				$ 38,242		$ 41,733
Loans and Leases Receivable, Allowance				1,242		257
Am Advertising And Its Subsidiaries Current Assets				13,939
Disposal Group, Including Discontinued Operation, Consideration | ¥					¥ 304,554,000
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥		¥ 152,000,000
Interest Expense, Debt | ¥		7,840,000
Proceeds from Sale of Cost Method Investments | ¥		56,714,000
Bad Debt Allowance Included in Other Prepaid Expense				3,988		2,543
Accounts Receivable, Net				7,938		10,980
Sale of equity interest, percentage			75.00%
AM Advertising [Member]
Loans and Leases Receivable, Allowance				8,787		3,734
Am Advertising And Its Subsidiaries Current Assets				22,726		26,160
Disposal Group, Including Discontinued Operation, Consideration | ¥	¥ 304,554
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥	152,000
Proceeds from Sale of Cost Method Investments | ¥	56,714
Accounts Receivable, Net				88,000
Interest Receivable				7,840
Third Parties Loan [Member]
Loans and Leases Receivable, Allowance				$ 38,061		$ 40,748
Third Parties Loan [Member] | Minimum [Member]
Debt instrument interest rate				4.35%	4.35%	4.35%
Third Parties Loan [Member] | Maximum [Member]
Debt instrument interest rate				5.00%	5.00%	5.00%
Shareholder Loan [Member]
Debt Instrument, Face Amount | ¥	88,000				¥ 88,000,000
Interest Expense, Debt | ¥	¥ 7,840	¥ 7,840,000